Investments - Equity Method Investments - Equity Method (Details)	6 Months Ended
Jun. 30, 2016
Rendezvous Gas Services, L.L.C.
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	78.00%
Three Rivers Gathering, L.L.C.
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	50.00%
Uintah Basin Field Services, L.L.C.
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	38.00%